INCOME/(LOSS) PER SHARE (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd	¥ (132,433)	$ (20,296)	¥ 148,100	¥ 142,958
Denominator:
Weighted average number of ordinary shares outstanding-basic	112,813,031	112,813,031	113,187,721	113,812,182
Weighted average number of ordinary shares outstanding- diluted	112,813,031	112,813,031	114,464,108	115,881,867
Basic income/(loss) per share | (per share)	¥ (1.17)	$ (0.18)	¥ 1.31	¥ 1.26
Diluted income/(loss) per share | (per share)	(1.17)	(0.18)	1.29	1.23
Basic income/(loss) per ADS | (per share)	(2.35)	(0.36)	2.62	2.51
Diluted income/(loss) per ADS | (per share)	¥ (2.35)	$ (0.36)	¥ 2.59	¥ 2.47